                            AIM EUROLAND GROWTH FUND

                            CLASS A, B AND C SHARES

                       Supplement dated February 11, 2000
                      to the Prospectus dated May 3, 1999,
       as revised November 24, 1999 and as supplemented January 24, 2000

This supplement supersedes and replaces in its entirety the supplement dated January 24, 2000.

Advisor Class shares of AIM Euroland Growth Fund converted to Class A shares of the fund effective the close of business on February 11, 2000. Advisor Class shares of the fund are no longer offered for sale or exchange.

The fourth paragraph appearing under the heading entitled "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 1 of the prospectus is deleted in its entirety.

The first paragraph appearing under the heading entitled "PERFORMANCE INFORMATION" on page 2 of the prospectus is deleted in its entirety and replaced with the following:

           "The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance."

The fourth paragraph appearing under the heading entitled "FINANCIAL HIGHLIGHTS" on page 5 of the prospectus is deleted in its entirety.

                             AIM JAPAN GROWTH FUND

                            CLASS A, B AND C SHARES

                       Supplement dated February 11, 2000
                      to the Prospectus dated May 3, 1999,
        as revised October 26, 1999 and as supplemented January 24, 2000

This supplement supersedes and replaces in its entirety the supplement dated January 24, 2000.

Advisor Class shares of AIM Japan Growth Fund converted to Class A shares of the fund effective the close of business on February 11, 2000. Advisor Class shares of the fund are no longer offered for sale or exchange.

The fifth paragraph appearing under the heading entitled "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 1 of the prospectus is deleted in its entirety.

The first paragraph appearing under the heading entitled "PERFORMANCE INFORMATION" on page 2 of the prospectus is deleted in its entirety and replaced with the following:

           "The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance."

The fourth paragraph appearing under the heading entitled "FINANCIAL HIGHLIGHTS" on page 5 of the prospectus is deleted in its entirety.

                            AIM MID CAP EQUITY FUND

                            CLASS A, B AND C SHARES

                       Supplement dated February 11, 2000
                      to the Prospectus dated May 3, 1999

Advisor Class shares of AIM Mid Cap Equity Fund converted to Class A shares of the fund effective the close of business on February 11, 2000. Advisor Class shares of the fund are no longer offered for sale or exchange.

                          AIM NEW PACIFIC GROWTH FUND

                            CLASS A, B AND C SHARES

                       Supplement dated February 11, 2000
                      to the Prospectus dated May 3, 1999

Advisor Class shares of AIM New Pacific Growth Fund converted to Class A shares of the fund effective the close of business on February 11, 2000. Advisor Class shares of the fund are no longer offered for sale or exchange.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM EUROLAND GROWTH FUND
                             AIM JAPAN GROWTH FUND
                            AIM MID CAP EQUITY FUND
                          AIM NEW PACIFIC GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                       Supplement dated February 11, 2000
         to the Statement of Additional Information dated May 3, 1999, as supplemented June 30, 1999, August 5, 1999, October 1, 1999,
                     January 3, 2000 and January 24, 2000


     This supplement supersedes and replaces in its entirety the supplements dated January 24, 2000, January 3, 2000, October 1, 1999, August 5, 1999 and June 30, 1999.

     Advisor Class shares of the Funds converted to Class A shares of the Funds effective the close of business on February 11, 2000. Advisor Class shares of the Funds are no longer offered for sale or exchange.

     Effective September 1, 1999, the name of AIM Europe Growth Fund was changed to AIM Euroland Growth Fund ("Euroland Fund").

     Effective September 1, 1999, the following replaced in their entirety the second and third paragraphs under the heading "INVESTMENT POLICIES" on page 5 of the Statement of Additional Information:

           "Pacific Fund's primary investment area includes: Australia, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Taiwan and Thailand. Euroland Fund's primary investment area includes countries that are members of the European Economic and Monetary Union (the "EMU"). As of June 30, 1999, the members of the EMU were Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain.

           Each of Pacific Fund and Japan Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of its primary investment area. Such investments may include: (a) securities of issuers in countries that are not located in the primary investment area but are linked by tradition, economic markets, cultural similarities or geography to the countries in such primary investment area; and (b) securities of issuers located elsewhere in the world that have operations in the primary investment area or that stand to benefit from political or economic events in the primary investment area. Euroland Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled in developed countries outside of its primary investment area. Accordingly, the Funds are regional funds for investors interested in more geographically concentrated investments but, in the case of Pacific Fund and Euroland Fund, still desiring to diversify across multiple markets."

    The following paragraph replaces in its entirety the sixth paragraph under the heading "SELECTION OF INVESTMENTS" on page 6 of the Statement of Additional
Information:

           "Mid Cap Fund. The Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled in the United States that, at the time of purchase, have market capitalizations outside the range of market capitalizations of companies that are included in the Russell Midcap Index(tm). In addition, the Fund may invest up to 35% of its total assets in investment grade debt securities of United States issuers including U.S. government and corporate debt securities.

           The Fund may invest up to 25% of its total assets in the securities of issuers domiciled outside the United States, including (i) issuers linked by tradition, economic markets, cultural similarities or geography to the United States; and (ii) issuers located elsewhere in the world that have operations in the United States or that stand to benefit from political or economic events in the United States. Foreign securities may include foreign government securities and corporate debt securities, Samurai and Yankee bonds, Euro bonds and Depositary Receipts."

    The following is added as a new section after the information appearing under the heading "INVESTMENT POLICIES - SELECTION OF INVESTMENTS" on page 6 of the Statement of Additional Information:

    "EQUITY-LINKED DERIVATIVES

           The Funds may invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series (WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optomised Portfolios as Listed Securities ("OPALS"). Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in equity-linked derivatives may constitute investment in other investment companies. See "INVESTMENTS IN OTHER INVESTMENT COMPANIES."

    The following paragraphs replace in its entirety the paragraph under the heading "INVESTMENT POLICIES - INVESTMENTS IN OTHER INVESTMENT COMPANIES" on page 6 of the Statement of Additional Information:

           "With respect to certain countries, investments by a Fund presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by AIM or its affiliates) with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Funds anticipate investing directly in these markets.

           Each Fund may invest in other investment companies to the extent permitted by the 1940 Act, and the rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds (defined below): (1) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment adviser (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of such Fund."

     The following replaces in its entirety the first paragraph under the heading "INVESTMENT POLICIES - BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS" on page 9 of the Statement of Additional Information:

           "Each Fund's borrowings will not exceed 33 1/3% of its total assets, i.e., each Fund's total assets will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Each Fund may not make additional investments if borrowings exceed 5% of its total assets. A Fund may borrow in connection with meeting requests for the redemption of a Fund's shares. Any borrowing by a Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow."

     The following is added as the new first paragraph under the heading "INVESTMENT POLICIES - TEMPORARY DEFENSIVE STRATEGIES" on page 10 of the Statement of Additional Information:


           "In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each of the Funds may temporarily hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high-quality debt securities. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes."

     The following is added as a new section before the heading "EXECUTION OF PORTFOLIO TRANSACTIONS - PORTFOLIO TRADING AND TURNOVER" on page 27 of the Statement of Additional Information:

     "ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") SECURITIES TRANSACTIONS

           From time to time, certain of the mutual funds managed by AIM or A I M Capital Management, Inc. (collectively, "AIM Funds") may become interested in participating in security distributions that are available in an IPO, and occasions may arise when purchases of such securities by one AIM Fund may also be considered for purchase by one or more other AIM Funds. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPO securities for all AIM Funds participating in purchase transactions for that security, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's investment objective, policies and strategies, the liquidity of the AIM Fund if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in IPOs will be made to eligible AIM Funds in a manner designed to be fair and equitable for the eligible AIM Funds, and so that there is equal allocation of IPOs over the longer term. Where multiple funds are eligible, rotational participation may occur, based on the extent to which an AIM Fund has participated in previous IPOs as well as the size of the AIM Fund. Each eligible AIM Fund with an asset level of less than $500 million will be placed in one of three tiers, depending upon its asset level. The AIM Funds in the tier containing funds with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's net assets. This process continues until all of the AIM Funds in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds will receive their Allocations on a straight pro rata basis. For the tier of AIM Funds not receiving a full Allocation, the Allocation may be made only to certain AIM Funds so that each may receive close to or exactly 40 basis points.

           Any AIM Funds with substantially identical investment objectives and policies will participate in syndicates in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds will be placed. The price per share of securities purchased in such syndicate transactions will be the same for each AIM Fund."

           The following is added as a new category of purchaser who will not pay initial sales charges on purchases of Class A shares, under the heading THE DISTRIBUTOR - PURCHASES AT NET ASSET VALUE on page 40 of the Statement of Additional Information.

    "o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund."

     The following replaces in its entirety the table appearing under the heading "MANAGEMENT-TRUSTEES AND EXECUTIVE OFFICERS" on page 27 of the Statement of Additional Information:

==========================  ========================  ===========================================================

                                 POSITIONS HELD             PRINCIPAL OCCUPATION DURING AT LEAST THE
"NAME, ADDRESS AND AGE           WITH REGISTRANT            PAST 5 YEARS

==========================  ========================  ===========================================================
*ROBERT H. GRAHAM (53)       Trustee, Chairman and    Director, President and Chief Executive Officer, A I M
                                   President          Management Group Inc.; Director and President, A I M
                                                      Advisors, Inc.; Director and Senior Vice President, A I M
                                                      Capital Management, Inc., A I M Distributors, Inc., A I M
                                                      Fund Services, Inc. and Fund Management Company; and
                                                      Director and Chief Executive Officer, Managed Products,
                                                      AMVESCAP PLC.

--------------------------  ------------------------  -----------------------------------------------------------

C. DEREK ANDERSON (58)              Trustee           Senior Managing Partner, Plantagenet Capital Management,
220 Sansome Street                                    LLC (an investment partnership); Chief Executive Officer,
Suite 400                                             Plantagenet Holdings, Ltd. (an investment banking firm);
San Francisco, CA 94104                               and Director, Premium Wear, Inc. (formerly  Munsingwear,
                                                      Inc.) (a casual apparel company), 'R' Homes, Inc., Big
                                                      Online, Inc., Champagne Albert Le Brun and various other
                                                      privately owned companies.

--------------------------  ------------------------  -----------------------------------------------------------

FRANK S. BAYLEY (60)                Trustee           Partner, law firm of Baker & McKenzie; Trustee, The
Two Embarcadero Center                                Badgley Funds; and Director and Chairman, C. D. Stimson
Suite 2400                                            Company (a private investment company) and Stimson Marina,
San Francisco, CA 94111                               Inc. (a subsidiary of C. D. Stimson Co.)

--------------------------  ------------------------  -----------------------------------------------------------

RUTH H. QUIGLEY (64)                Trustee           Private investor; and President, Quigley  Friedlander &
1055 California Street                                Co., Inc.(a financial advisory services firm) from 1984
San Francisco, CA 94108                               to 1986.

--------------------------  ------------------------  -----------------------------------------------------------

MELVILLE B. COX (56)             Vice President       Vice President and Chief Compliance Officer, A I M
                                                      Advisors, Inc., A I M Capital Management, Inc., A I M
                                                      Distributors, Inc., A I M Fund  Services, Inc. and Fund
                                                      Management Company.

--------------------------  ------------------------  -----------------------------------------------------------

GARY T. CRUM (52)                Vice President       Director and President, A I M Capital Management, Inc.;
                                                      Director and Executive Vice  President, A I M  Management
                                                      Group Inc.; Director and Senior Vice  President, A I M
                                                      Advisors, Inc.; and Director, A I M  Distributors, Inc.
                                                      and AMVESCAP PLC.

==========================  ========================  ===========================================================

--------
* A trustee who is an "interested person" of the Trust and AIM as defined in the 1940 Act.

==========================  ========================  ===========================================================

                                 POSITIONS HELD             PRINCIPAL OCCUPATION DURING AT LEAST THE
NAME, ADDRESS AND AGE            WITH REGISTRANT            PAST 5 YEARS

==========================  ========================  ===========================================================

CAROL F. RELIHAN (45)            Vice President       Director, Senior Vice President, General Counsel and
                                                      Secretary, A I M Advisors,  Inc.; Senior Vice President,
                                                      General Counsel and Secretary, A I M Management Group
                                                      Inc.; Director, Vice President and General Counsel, Fund
                                                      Management Company; Vice President and General Counsel,
                                                      A I M  Fund Services, Inc.; and Vice  President, A I M
                                                      Capital Management, Inc. and A I M Distributors, Inc.

--------------------------  ------------------------  -----------------------------------------------------------

SAMUEL D. SIRKO (40)           Vice President and     Assistant General Counsel and Assistant Secretary of
                                   Secretary          A I M Management Group, Inc., A I M Capital Management,
                                                      Inc., A I M Distributors, Inc., A I M Fund Services, Inc.,
                                                      and Fund Management Company; and Vice President, Assistant
                                                      General Counsel and Assistant Secretary of  A  I  M
                                                      Advisors, Inc.

--------------------------  ------------------------  -----------------------------------------------------------

DANA R. SUTTON (41)            Vice President and     Vice President and Fund Controller, A I M Advisors, Inc.;
                                   Treasurer          and Assistant Vice President and Assistant  Treasurer,
                                                      Fund Management Company."

==========================  ========================  ===========================================================


The sixth paragraph appearing under the heading "PERFORMANCE INFORMATION" on page 57 of the Statement of Additional Information is deleted and replaced with the following:

           "The Mid Cap Fund may participate in the IPO market, and a significant portion of the Fund's returns may be attributable to its investment in IPOs, which have a magnified impact due to the Fund's small asset base. There is no guarantee that as the Fund's assets grow, it will continue to invest to the same degree in IPOs or that it will experience substantially similar performance."

                              AIM BASIC VALUE FUND

                            CLASS A, B AND C SHARES

                       Supplement dated February 11, 2000
                      to the Prospectus dated May 3, 1999,
                          as revised October 25, 1999

Advisor Class shares of AIM Basic Value Fund converted to Class A shares of the fund effective the close of business on February 11, 2000. Advisor Class shares of the fund are no longer offered for sale or exchange.

                           AIM SMALL CAP GROWTH FUND

                            CLASS A, B AND C SHARES

                       Supplement dated February 11, 2000
                      to the Prospectus dated May 3, 1999,
                          as revised November 5, 1999
           and as supplemented November 5, 1999 and January 24, 2000


This supplement supersedes and replaces in its entirety the supplement dated January 24, 2000 and November 5, 1999.

Advisor Class shares of AIM Small Cap Growth Fund converted to Class A shares of the fund effective the close of business on February 11, 2000. Advisor Class shares of the fund are no longer offered for sale or exchange.

AIM Small Cap Growth Fund has reached a size in assets under management where, due to the limited size of the market for common stocks of small capitalized companies, it has become increasingly difficult to satisfy the fund's investment objective and guidelines. For this reason, effective at the close of business on November 8, 1999, the fund will be closed to new investors. Existing shareholders of the fund who maintain open accounts will be permitted to continue to make additional investments in the fund.

The fund will accept properly completed Account Applications postmarked by the close of business on November 8, 1999. IRA transfers or rollovers will be accepted if a properly completed IRA Application or transfer form is postmarked by the close of business on November 8, 1999. Account applications, IRA applications and IRA transfer forms received by fax will not be accepted.

During the period the fund is closed to new investors, the distribution and service (12b-1) fee for Class A shares will be reduced from 0.35% to 0.25% of the fund's average daily net assets attributable to the Class A shares. The 12b-1 fees for Class B and Class C shares will not be reduced during this closed period.

The fund may resume sales of shares to new investors at some future date if the Board of Trustees determines that it would be in the best interest of the fund's shareholders.

The fourth paragraph appearing under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 1 of the prospectus is deleted in its entirety.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                              AIM BASIC VALUE FUND
                           AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                       Supplement dated February 11, 2000
          to the Statement of Additional Information dated May 3, 1999 as supplemented September 13, 1999 and October 6, 1999

           This supplement supersedes and replaces in its entirety the supplements dated October 6, 1999 and September 13, 1999.

           Advisor Class shares of the Funds converted to Class A shares of the Funds effective the close of business on February 11, 2000. Advisor Class shares of the Funds are no longer offered for sale or exchange.

     The following is added as a new section after the information appearing under the heading "INVESTMENT POLICIES- SELECTION OF INVESTMENTS" on page 6 of the Statement of Additional Information:

     "EQUITY-LINKED DERIVATIVES

         The Portfolios may invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optomised Portfolios as Listed Securities ("OPALS"). Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in equity-linked derivatives may constitute investment in other investment companies. See "INVESTMENTS IN OTHER INVESTMENT COMPANIES."

           The following paragraph replaces in its entirety the paragraph appearing under the heading "INVESTMENT POLICIES- INVESTMENTS IN OTHER INVESTMENT COMPANIES" on page 6 of the Statement of Additional Information:

           "Each Portfolio may invest in other investment companies to the extent permitted by the 1940 Act, and the rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds (defined below): (i) a Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds. With respect to a Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds, the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolios have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment adviser (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of such Portfolio."


    The following replaces in its entirety the section "INVESTMENT POLICIES - DEPOSITARY RECEIPTS" on page 6 of the Statement of Additional Information:

    "FOREIGN SECURITIES

           To the extent consistent with their respective investment objectives, each of the Portfolios may invest up to 25% of its total assets in foreign securities. For purposes of computing such limitation American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other securities representing underlying securities of foreign issuers are treated as foreign securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets. ADRs and EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.

           To the extent a Portfolio invests in securities denominated in foreign currencies, each Portfolio bears the risk of changes in the exchange rates between U.S. currency and the foreign currency, as well as the availability and status of foreign securities markets. These securities will be marketable equity securities (including common and preferred stock, depositary receipts for stock and fixed income or equity securities exchangeable for or convertible into stock) of foreign companies which generally are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. Each of the Portfolios may also invest in foreign securities listed on recognized U.S. securities exchanges or traded in the U.S. over-the-counter market. Such foreign securities may be issued by foreign companies located in developing countries in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. As compared to investment in the securities markets of developed countries, investment in the securities markets of developing countries involves exposure to markets that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable.

           Investments by a Portfolio in foreign securities, whether denominated in U.S. currencies or foreign currencies, may entail all of the risks set forth below. Investments by a Portfolio in ADRs, EDRs or similar securities also may entail some or all of the risks as set forth below.

           Currency Risk. The value of each Portfolio's foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and increases when the value of the U.S. dollar falls against such currency.

           On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), namely Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. It is anticipated that each participating country will replace its local currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with euro. The anticipated replacement of existing currencies with the euro on July 1, 2002 could cause market disruptions before or after July 1, 2002 and could adversely affect the value of securities held by a Portfolio.

           Political and Economic Risk. The economies of many of the countries in which the Portfolios may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of each Portfolio's investments.

           Regulatory Risk. Foreign companies are not registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Portfolios may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Portfolios' shareholders.

           Market Risk. The securities markets in many of the countries in which the Portfolios invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States."

    The following replaces in its entirety the first paragraph under the heading "heading "INVESTMENT POLICIES- BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS" on page 8 of the Statement of Additional Information:

           "Each Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., each Portfolio's total assets will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Portfolio's holdings or other factors cause the ratio of the Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Each Portfolio may not make additional investments if borrowings exceed 5% of its total assets. A Portfolio may borrow in connection with meeting requests for the redemption of a Portfolio's shares. Any borrowing by a Portfolio may cause greater fluctuation in the value of its shares than would be the case if the Portfolio did not borrow."

           The following replaces in its entirety the information appearing under the heading "INVESTMENT POLICIES - TEMPORARY DEFENSIVE STRATEGIES" on page 9 of the Statement of Additional Information.

           "In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each of the Portfolios may temporarily hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high-quality debt securities. Each of the Portfolios may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes. To the extent a Portfolio employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objectives.

           Money market instruments in which the Portfolios may invest include the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's or A-1 by S&P, at the time of investment or, if unrated, deemed by AIM to be of comparable quality."

           The following new section is added after the seventh paragraph appearing under the heading "EXECUTION OF PORTFOLIO TRANSACTIONS" on page 20 of the Statement of Additional Information:

     "ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") SECURITIES TRANSACTIONS

           From time to time, certain of the mutual funds managed by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") may become interested in participating in security distributions that are available in an IPO, and occasions may arise when purchases of such securities by one AIM Fund may also be considered for purchase by one or more other AIM Funds. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPO securities for all AIM Funds participating in purchase transactions for that security, and to allocate such transactions in accordance with the following procedures:

           AIM will determine the eligibility of each AIM Fund that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's investment objective, policies and strategies, the liquidity of the AIM Fund if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in IPOs will be made to eligible AIM Funds in a manner designed to be fair and equitable for the eligible AIM Funds, and so that there is equal allocation of IPOs over the longer term. Where multiple funds are eligible, rotational participation may occur, based on the extent to which an AIM Fund has participated in previous IPOs as well as the size of the AIM Fund. Each eligible AIM Fund with an asset level of less than $500 million, will be placed in one of three tiers, depending upon its asset level. The AIM Funds in the tier containing funds with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's net assets. This process continues until all of the AIM Funds in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds will receive their Allocations on a straight pro rata basis. For the tier of AIM Funds not receiving a full Allocation, the Allocation may be made only to certain AIM Funds so that each may receive close to or exactly 40 basis points.

           Any AIM Funds with substantially identical investment objectives and policies will participate in syndicates in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds will be placed. The price per share of securities purchased in such syndicate transactions will be the same for each AIM Fund."

    The following is added as a new category of purchaser who will not pay initial sales charges on purchases of Class A shares, under the heading "THE DISTRIBUTOR - PURCHASES AT NET ASSET VALUE" on page 33 of the Statement of Additional Information:

      "o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund."

           The following new paragraph is added after the fifth paragraph appearing under the heading "INVESTMENT RESULTS- PERFORMANCE INFORMATION" on page 46 of the Statement of Additional Information:

           "Each of the Portfolios may participate in the IPO market, and a significant portion of those Portfolios' returns may be attributable to their investment in IPOs, which have a magnified impact due to the Portfolios' small asset bases. There is no guarantee that as the Portfolios' assets grow, they will continue to invest to the same degree in IPOs or that they will experience substantially similar performance."


           The following replaces in its entirety the table appearing under the heading "MANAGEMENT-TRUSTEES AND EXECUTIVE OFFICERS" on page 21 of the Statement of Additional Information:

==========================  ========================  ===========================================================

                                 POSITIONS HELD             PRINCIPAL OCCUPATION DURING AT LEAST THE
"NAME, ADDRESS AND AGE           WITH REGISTRANT            PAST 5 YEARS

==========================  ========================  ===========================================================
*ROBERT H. GRAHAM (53)       Trustee, Chairman and    Director, President and Chief Executive Officer, A I M
                                   President          Management Group Inc.; Director and President, A I M
                                                      Advisors, Inc.; Director and Senior Vice President, A I M
                                                      Capital Management, Inc., A I M Distributors, Inc., A I M
                                                      Fund Services, Inc. and Fund Management Company; and
                                                      Director and Chief Executive Officer, Managed Products,
                                                      AMVESCAP PLC.

--------------------------  ------------------------  -----------------------------------------------------------

C. DEREK ANDERSON (58)              Trustee           Senior Managing Partner, Plantagenet Capital Management,
220 Sansome Street                                    LLC (an investment partnership); Chief Executive Officer,
Suite 400                                             Plantagenet Holdings, Ltd. (an investment banking firm);
San Francisco, CA 94104                               and Director, Premium Wear, Inc. (formerly  Munsingwear,
                                                      Inc.) (a casual apparel company), 'R' Homes, Inc., Big
                                                      Online, Inc., Champagne Albert Le Brun and various other
                                                      privately owned companies.

--------------------------  ------------------------  -----------------------------------------------------------

FRANK S. BAYLEY (60)                Trustee           Partner, law firm of Baker & McKenzie; Trustee, The
Two Embarcadero Center                                Badgley Funds; and Director and Chairman, C. D. Stimson
Suite 2400                                            Company (a private investment company) and Stimson Marina,
San Francisco, CA 94111                               Inc. (a subsidiary of C. D. Stimson Co.).

--------------------------  ------------------------  -----------------------------------------------------------

RUTH H. QUIGLEY (64)                Trustee           Private investor; and President, Quigley  Friedlander &
1055 California Street                                Co., Inc.(a financial advisory services firm) from 1984
San Francisco, CA 94108                               to 1986.

--------------------------  ------------------------  -----------------------------------------------------------

MELVILLE B. COX (56)             Vice President       Vice President and Chief Compliance Officer, A I M
                                                      Advisors, Inc., A I M Capital Management, Inc., A I M
                                                      Distributors, Inc., A I M Fund  Services, Inc. and Fund
                                                      Management Company.

--------------------------  ------------------------  -----------------------------------------------------------

GARY T. CRUM (52)                Vice President       Director and President, A I M Capital Management, Inc.;
                                                      Director and Executive Vice  President, A I M  Management
                                                      Group Inc.; Director and Senior Vice  President, A I M
                                                      Advisors, Inc.; and Director, A I M  Distributors, Inc.
                                                      and AMVESCAP PLC.

==========================  ========================  ===========================================================

--------
* A trustee who is an "interested person" of the Trust and AIM as defined in the 1940 Act.

==========================  ========================  ===========================================================

                                 POSITIONS HELD             PRINCIPAL OCCUPATION DURING AT LEAST THE
NAME, ADDRESS AND AGE            WITH REGISTRANT            PAST 5 YEARS

==========================  ========================  ===========================================================

CAROL F. RELIHAN (45)            Vice President       Director, Senior Vice President, General Counsel and
                                                      Secretary, A I M Advisors,  Inc.; Senior Vice President,
                                                      General Counsel and Secretary, A I M Management Group
                                                      Inc.; Director, Vice President and General Counsel, Fund
                                                      Management Company; Vice President and General Counsel,
                                                      A I M  Fund Services, Inc.; and Vice  President, A I M
                                                      Capital Management, Inc. and A I M Distributors, Inc.

--------------------------  ------------------------  -----------------------------------------------------------

SAMUEL D. SIRKO (40)           Vice President and     Assistant General Counsel and Assistant Secretary of
                                   Secretary          A I M Management Group, Inc., A I M Capital Management, Inc.,
                                                      A I M Distributors, Inc., A I M Fund Services, Inc., and
                                                      Fund Management Company; and Vice President, Assistant
                                                      General Counsel and Assistant Secretary of  A  I  M
                                                      Advisors, Inc.

--------------------------  ------------------------  -----------------------------------------------------------

DANA R. SUTTON (41)            Vice President and     Vice President and Fund Controller, A I M Advisors, Inc.;
                                   Treasurer          and Assistant Vice President and Assistant  Treasurer,
                                                      Fund Management Company."

==========================  ========================  ===========================================================